Schedule of Accounts Payable and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts payable	$ 328	$ 344
Accrued payroll and related	229	210
Accrued sales and use taxes	194	193
Public liability and property damage insurance liabilities - current	121	136
Income taxes payable - current	89	87
Other	530	509
Accounts payable and other current liabilities	$ 1,491	$ 1,479